Consolidating Financial Information of Guarantors and Issuers Income Statement (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 54,727	$ 48,318	$ 1,321,967	$ 1,288,721	$ 1,235,778
Costs and expenses:
Cost of food, merchandise and games revenues	6,003	5,480	110,811	106,608	104,827
Operating expenses	88,828	84,289	558,102	538,881	517,626
Selling, general and administrative	28,682	27,619	193,770	181,830	171,490
Depreciation and amortization	5,521	5,365	153,222	131,876	125,631
Loss on impairment / retirement of fixed assets, net	1,340	1,526	12,728	12,587	20,873
Gain on sale of investment			(1,877)	0	0
Total costs and expenses	130,374	124,279	1,026,756	971,782	940,447
Operating income (loss)	(75,647)	(75,961)	295,211	316,939	295,331
Interest (income) expense, net	19,536	18,882	84,748	83,686	86,785
Net effect of swaps	(3,628)	301	(45)	(1,197)	(6,884)
Loss on early debt extinguishment	1,073	0	23,121	0	0
(Gain) loss on foreign currency	10,094	(2,671)	(29,086)	(14,656)	81,016
Other (income) expense	(123)	0	(115)	0	0
(Income) loss from investment in affiliates	0	0	0	0	0
Income (loss) before taxes	(102,599)	(92,473)	216,588	249,106	134,414
Provision (benefit) for taxes	(19,199)	(27,719)	1,112	71,418	22,192
Net income (loss)	(83,400)	(64,754)	215,476	177,688	112,222
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	4,604	(660)	(14,849)	(3,700)	16,655
Unrealized gain on cash flow hedging derivatives	2,018	1,994	7,975	3,350	(2,734)
Other comprehensive income (loss), (net of tax)	6,622	1,334	(6,874)	(350)	13,921
Total comprehensive income (loss)	(76,778)	(63,420)	208,602	177,338	126,143
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	(10,767)	(6,138)	104,080	144,042	145,571
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	0	0	0
Operating expenses	0	0	0	0	1,063
Selling, general and administrative	759	894	3,007	3,029	3,081
Depreciation and amortization	0	0	0	0	0
Loss on impairment / retirement of fixed assets, net	0	0	0	0	0
Gain on sale of investment			0
Total costs and expenses	759	894	3,007	3,029	4,144
Operating income (loss)	(11,526)	(7,032)	101,073	141,013	141,427
Interest (income) expense, net	4,904	8,169	23,739	32,643	34,204
Net effect of swaps	(2,207)	150	(150)	(473)	(3,820)
Loss on early debt extinguishment	0		11,773
(Gain) loss on foreign currency	0	0	0	0	0
Other (income) expense	59	62	250	250	750
(Income) loss from investment in affiliates	68,528	48,666	(160,925)	(80,295)	(13,523)
Income (loss) before taxes	(82,810)	(64,079)	226,386	188,888	123,816
Provision (benefit) for taxes	590	675	10,910	11,200	11,594
Net income (loss)	(83,400)	(64,754)	215,476	177,688	112,222
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	4,604	(660)	(14,849)	(3,700)	16,655
Unrealized gain on cash flow hedging derivatives	2,018	1,994	7,975	3,350	(2,734)
Other comprehensive income (loss), (net of tax)	6,622	1,334	(6,874)	(350)	13,921
Total comprehensive income (loss)	(76,778)	(63,420)	208,602	177,338	126,143
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	49,787	45,296	1,239,067	1,234,075	1,118,384
Costs and expenses:
Cost of food, merchandise and games revenues	6,003	5,480	99,328	96,740	95,577
Operating expenses	25,859	29,295	666,063	720,390	675,821
Selling, general and administrative	12,793	11,484	112,394	100,228	102,500
Depreciation and amortization	5,513	5,355	137,535	117,025	111,268
Loss on impairment / retirement of fixed assets, net	1,300	1,081	12,072	12,428	20,456
Gain on sale of investment			0
Total costs and expenses	51,468	52,695	1,027,392	1,046,811	1,005,622
Operating income (loss)	(1,681)	(7,399)	211,675	187,264	112,762
Interest (income) expense, net	4,682	(500)	17,333	1,526	(1,010)
Net effect of swaps	0	0	0	0	0
Loss on early debt extinguishment	886		2,955
(Gain) loss on foreign currency	0	0	0	4	0
Other (income) expense	8,768	14,545	69,756	79,482	14,016
(Income) loss from investment in affiliates	20,585	11,097	(84,398)	(27,628)	27,480
Income (loss) before taxes	(36,602)	(32,541)	206,029	133,880	72,276
Provision (benefit) for taxes	(3,876)	(7,599)	(8,724)	40,201	37,032
Net income (loss)	(32,726)	(24,942)	214,753	93,679	35,244
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	0	0	0	0	0
Unrealized gain on cash flow hedging derivatives	0	0	0	0	0
Other comprehensive income (loss), (net of tax)	0	0	0	0	0
Total comprehensive income (loss)	(32,726)	(24,942)	214,753	93,679	35,244
June 2014 Notes [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	14,582	9,098	(466,605)	(528,303)	(381,211)
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	0	0	0
Operating expenses	14,582	9,098	(466,605)	(528,303)	(381,211)
Selling, general and administrative	0	0	0	0	0
Depreciation and amortization	0	0	0	0	0
Loss on impairment / retirement of fixed assets, net	0	0	0	0	0
Gain on sale of investment			0
Total costs and expenses	14,582	9,098	(466,605)	(528,303)	(381,211)
Operating income (loss)	0	0	0	0	0
Interest (income) expense, net	0	0	0	0	0
Net effect of swaps	0	0	0	0	0
Loss on early debt extinguishment	0		0
(Gain) loss on foreign currency	0	0	0	0	0
Other (income) expense	0	0	0	0	0
(Income) loss from investment in affiliates	(121,841)	(84,711)	460,078	201,600	21,284
Income (loss) before taxes	121,841	84,711	(460,078)	(201,600)	(21,284)
Provision (benefit) for taxes	0	0	0	0	0
Net income (loss)	121,841	84,711	(460,078)	(201,600)	(21,284)
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(4,604)	660	14,849	3,700	(16,655)
Unrealized gain on cash flow hedging derivatives	(630)	(605)	(2,422)	(1,060)	1,021
Other comprehensive income (loss), (net of tax)	(5,234)	55	12,427	2,640	(15,634)
Total comprehensive income (loss)	116,607	84,766	(447,651)	(198,960)	(36,918)
April 2017 Notes [Member] | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	(10,767)	(6,138)	104,080	144,042	145,571
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	0	0	0
Operating expenses	0	0	0	0	1,063
Selling, general and administrative	759	894	3,007	3,029	3,081
Depreciation and amortization	0	0	0	0	0
Loss on impairment / retirement of fixed assets, net	0	0	0	0	0
Gain on sale of investment			0
Total costs and expenses	759	894	3,007	3,029	4,144
Operating income (loss)	(11,526)	(7,032)	101,073	141,013	141,427
Interest (income) expense, net	4,904	8,169	23,739	32,643	34,204
Net effect of swaps	(2,207)	150	(150)	(473)	(3,820)
Loss on early debt extinguishment	0		11,773
(Gain) loss on foreign currency	0	0	0	0	0
Other (income) expense	59	62	250	250	750
(Income) loss from investment in affiliates	68,528	48,666	(160,925)	(80,295)	(13,523)
Income (loss) before taxes	(82,810)	(64,079)	226,386	188,888	123,816
Provision (benefit) for taxes	590	675	10,910	11,200	11,594
Net income (loss)	(83,400)	(64,754)	215,476	177,688	112,222
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	4,604	(660)	(14,849)	(3,700)	16,655
Unrealized gain on cash flow hedging derivatives	2,018	1,994	7,975	3,350	(2,734)
Other comprehensive income (loss), (net of tax)	6,622	1,334	(6,874)	(350)	13,921
Total comprehensive income (loss)	(76,778)	(63,420)	208,602	177,338	126,143
April 2017 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	1,706	3,782	395,745	378,556	418,394
Costs and expenses:
Cost of food, merchandise and games revenues	104	167	18,386	17,756	18,484
Operating expenses	8,889	8,441	44,130	49,393	146,761
Selling, general and administrative	1,150	591	19,867	15,058	24,705
Depreciation and amortization	5,513	5,355	137,535	117,025	111,268
Loss on impairment / retirement of fixed assets, net	649	585	8,970	9,742	17,067
Gain on sale of investment			0
Total costs and expenses	16,305	15,139	228,888	208,974	318,285
Operating income (loss)	(14,599)	(11,357)	166,857	169,582	100,109
Interest (income) expense, net	(6,871)	(3,922)	(22,435)	(14,169)	(11,731)
Net effect of swaps	0	0	0	0	0
Loss on early debt extinguishment	0		0
(Gain) loss on foreign currency	0	0	0	0	0
Other (income) expense	8,768	14,545	69,756	79,482	14,016
(Income) loss from investment in affiliates	20,585	11,097	(84,398)	(27,628)	27,480
Income (loss) before taxes	(37,081)	(33,077)	203,934	131,897	70,344
Provision (benefit) for taxes	(4,355)	(8,135)	(10,819)	38,218	35,100
Net income (loss)	(32,726)	(24,942)	214,753	93,679	35,244
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	0	0	0	0	0
Unrealized gain on cash flow hedging derivatives	0	0	0	0	0
Other comprehensive income (loss), (net of tax)	0	0	0	0	0
Total comprehensive income (loss)	(32,726)	(24,942)	214,753	93,679	35,244
April 2017 Notes [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	8,932	3,634	(583,391)	(635,147)	(585,597)
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	0	0	0
Operating expenses	8,932	3,634	(583,391)	(635,147)	(585,597)
Selling, general and administrative	0	0	0	0	0
Depreciation and amortization	0	0	0	0	0
Loss on impairment / retirement of fixed assets, net	0	0	0	0	0
Gain on sale of investment			0
Total costs and expenses	8,932	3,634	(583,391)	(635,147)	(585,597)
Operating income (loss)	0	0	0	0	0
Interest (income) expense, net	0	0	0	0	0
Net effect of swaps	0	0	0	0	0
Loss on early debt extinguishment	0		0
(Gain) loss on foreign currency	0	0	0	0	0
Other (income) expense	0	0	0	0	0
(Income) loss from investment in affiliates	(121,841)	(84,711)	460,078	201,600	21,284
Income (loss) before taxes	121,841	84,711	(460,078)	(201,600)	(21,284)
Provision (benefit) for taxes	0	0	0	0	0
Net income (loss)	121,841	84,711	(460,078)	(201,600)	(21,284)
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(4,604)	660	14,849	3,700	(16,655)
Unrealized gain on cash flow hedging derivatives	(630)	(605)	(2,422)	(1,060)	1,021
Other comprehensive income (loss), (net of tax)	(5,234)	55	12,427	2,640	(15,634)
Total comprehensive income (loss)	116,607	84,766	(447,651)	(198,960)	(36,918)
Co-Issuer Subsidiary (Magnum) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	854	(291)	317,496	320,945	240,817
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	0	0	372
Operating expenses	42,671	40,592	313,654	303,974	179,139
Selling, general and administrative	14,450	14,495	67,872	68,422	55,551
Depreciation and amortization	8	8	33	35	37
Loss on impairment / retirement of fixed assets, net	0	0	0	0	0
Gain on sale of investment			(1,877)
Total costs and expenses	57,129	55,095	379,682	372,431	235,099
Operating income (loss)	(56,275)	(55,386)	(62,186)	(51,486)	5,718
Interest (income) expense, net	4,367	5,308	18,837	24,114	28,210
Net effect of swaps	(1,421)	151	105	(724)	(3,064)
Loss on early debt extinguishment	187		8,188
(Gain) loss on foreign currency	(41)	0	(25)	0	0
Other (income) expense	(9,804)	(15,264)	(73,581)	(83,657)	(18,649)
(Income) loss from investment in affiliates	28,815	20,604	(176,698)	(73,132)	(15,141)
Income (loss) before taxes	(78,378)	(66,185)	160,988	81,913	14,362
Provision (benefit) for taxes	(9,851)	(17,519)	60	1,621	840
Net income (loss)	(68,527)	(48,666)	160,928	80,292	13,522
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	0	0	0	0	0
Unrealized gain on cash flow hedging derivatives	630	605	2,422	1,060	(1,021)
Other comprehensive income (loss), (net of tax)	630	605	2,422	1,060	(1,021)
Total comprehensive income (loss)	(67,897)	(48,061)	163,350	81,352	12,501
Co-Issuer Subsidiary (Magnum) [Member] | April 2017 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	854	(291)	317,496	320,945	240,817
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	0	0	372
Operating expenses	42,671	40,592	313,654	303,974	179,139
Selling, general and administrative	14,450	14,495	67,872	68,422	55,551
Depreciation and amortization	8	8	33	35	37
Loss on impairment / retirement of fixed assets, net	0	0	0	0	0
Gain on sale of investment			(1,877)
Total costs and expenses	57,129	55,095	379,682	372,431	235,099
Operating income (loss)	(56,275)	(55,386)	(62,186)	(51,486)	5,718
Interest (income) expense, net	4,367	5,308	18,837	24,114	28,210
Net effect of swaps	(1,421)	151	105	(724)	(3,064)
Loss on early debt extinguishment	187		8,188
(Gain) loss on foreign currency	(41)	0	(25)	0	0
Other (income) expense	(9,804)	(15,264)	(73,581)	(83,657)	(18,649)
(Income) loss from investment in affiliates	28,815	20,604	(176,698)	(73,132)	(15,141)
Income (loss) before taxes	(78,378)	(66,185)	160,988	81,913	14,362
Provision (benefit) for taxes	(9,851)	(17,519)	60	1,621	840
Net income (loss)	(68,527)	(48,666)	160,928	80,292	13,522
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	0	0	0	0	0
Unrealized gain on cash flow hedging derivatives	630	605	2,422	1,060	(1,021)
Other comprehensive income (loss), (net of tax)	630	605	2,422	1,060	(1,021)
Total comprehensive income (loss)	(67,897)	(48,061)	163,350	81,352	12,501
Co-Issuer Subsidiary (Cedar Canada) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	271	353	127,929	117,962	112,217
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	11,483	9,868	8,878
Operating expenses	5,716	5,304	44,990	42,820	42,814
Selling, general and administrative	680	746	10,497	10,151	10,358
Depreciation and amortization	0	2	15,654	14,816	14,326
Loss on impairment / retirement of fixed assets, net	40	445	656	159	417
Gain on sale of investment			0
Total costs and expenses	6,436	6,497	83,280	77,814	76,793
Operating income (loss)	(6,165)	(6,144)	44,649	40,148	35,424
Interest (income) expense, net	5,583	5,905	24,839	25,403	25,381
Net effect of swaps	0	0	0	0	0
Loss on early debt extinguishment	0		205
(Gain) loss on foreign currency	10,135	(2,671)	(29,061)	(14,660)	81,016
Other (income) expense	854	657	3,460	3,925	3,883
(Income) loss from investment in affiliates	3,913	4,344	(38,057)	(20,545)	(20,100)
Income (loss) before taxes	(26,650)	(14,379)	83,263	46,025	(54,756)
Provision (benefit) for taxes	(6,062)	(3,276)	(1,134)	18,396	(27,274)
Net income (loss)	(20,588)	(11,103)	84,397	27,629	(27,482)
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	4,604	(660)	(14,849)	(3,700)	16,655
Unrealized gain on cash flow hedging derivatives	0	0	0	0	0
Other comprehensive income (loss), (net of tax)	4,604	(660)	(14,849)	(3,700)	16,655
Total comprehensive income (loss)	(15,984)	(11,763)	69,548	23,929	(10,827)
Co-Issuer Subsidiary (Cedar Canada) [Member] | April 2017 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	271	353	127,929	117,962	112,217
Costs and expenses:
Cost of food, merchandise and games revenues	0	0	11,483	9,868	8,878
Operating expenses	5,716	5,304	44,990	42,820	42,814
Selling, general and administrative	680	746	10,497	10,151	10,358
Depreciation and amortization	0	2	15,654	14,816	14,326
Loss on impairment / retirement of fixed assets, net	40	445	656	159	417
Gain on sale of investment			0
Total costs and expenses	6,436	6,497	83,280	77,814	76,793
Operating income (loss)	(6,165)	(6,144)	44,649	40,148	35,424
Interest (income) expense, net	5,583	5,905	24,839	25,403	25,381
Net effect of swaps	0	0	0	0	0
Loss on early debt extinguishment	0		205
(Gain) loss on foreign currency	10,135	(2,671)	(29,061)	(14,660)	81,016
Other (income) expense	854	657	3,460	3,925	3,883
(Income) loss from investment in affiliates	3,913	4,344	(38,057)	(20,545)	(20,100)
Income (loss) before taxes	(26,650)	(14,379)	83,263	46,025	(54,756)
Provision (benefit) for taxes	(6,062)	(3,276)	(1,134)	18,396	(27,274)
Net income (loss)	(20,588)	(11,103)	84,397	27,629	(27,482)
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	4,604	(660)	(14,849)	(3,700)	16,655
Unrealized gain on cash flow hedging derivatives	0	0	0	0	0
Other comprehensive income (loss), (net of tax)	4,604	(660)	(14,849)	(3,700)	16,655
Total comprehensive income (loss)	(15,984)	(11,763)	69,548	23,929	(10,827)
Co-Issuer Subsidiary (Millennium) [Member] | April 2017 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	53,731	46,978	960,108	962,363	904,376
Costs and expenses:
Cost of food, merchandise and games revenues	5,899	5,313	80,942	78,984	77,093
Operating expenses	22,620	26,318	738,719	777,841	733,446
Selling, general and administrative	11,643	10,893	92,527	85,170	77,795
Depreciation and amortization	0	0	0	0	0
Loss on impairment / retirement of fixed assets, net	651	496	3,102	2,686	3,389
Gain on sale of investment			0
Total costs and expenses	40,813	43,020	915,290	944,681	891,723
Operating income (loss)	12,918	3,958	44,818	17,682	12,653
Interest (income) expense, net	11,553	3,422	39,768	15,695	10,721
Net effect of swaps	0	0	0	0	0
Loss on early debt extinguishment	886		2,955
(Gain) loss on foreign currency	0	0	0	4	0
Other (income) expense	0	0	0	0	0
(Income) loss from investment in affiliates	0	0	0	0	0
Income (loss) before taxes	479	536	2,095	1,983	1,932
Provision (benefit) for taxes	479	536	2,095	1,983	1,932
Net income (loss)	0	0	0	0	0
Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	0	0	0	0	0
Unrealized gain on cash flow hedging derivatives	0	0	0	0	0
Other comprehensive income (loss), (net of tax)	0	0	0	0	0
Total comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0